Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio
September 30, 2022
VF-2050-NPRT3-1122
1.903287.113
Domestic Equity Funds - 48.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	182,955	6,906,554
VIP Equity-Income Portfolio Initial Class (a)	294,919	6,505,921
VIP Growth & Income Portfolio Initial Class (a)	364,317	7,996,763
VIP Growth Portfolio Initial Class (a)	136,840	9,752,575
VIP Mid Cap Portfolio Initial Class (a)	64,134	1,999,052
VIP Value Portfolio Initial Class (a)	309,662	4,722,350
VIP Value Strategies Portfolio Initial Class (a)	175,372	2,327,190
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,670,672)		40,210,405

International Equity Funds - 41.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,367,093	12,112,447
VIP Overseas Portfolio Initial Class (a)	1,170,757	22,197,556
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,223,987)		34,310,003

Bond Funds - 8.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	183,483	1,766,945
Fidelity International Bond Index Fund (a)	51,807	457,971
Fidelity Long-Term Treasury Bond Index Fund (a)	475,817	4,924,710
VIP High Income Portfolio Initial Class (a)	50,118	224,527
TOTAL BOND FUNDS (Cost $8,772,642)		7,374,153

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $589,016)	589,016	589,016

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $91,256,317)	82,483,577
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,542)
NET ASSETS - 100.0%	82,473,035

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,951,188	894,020	859,539	-	(10,658)	(208,066)	1,766,945
Fidelity International Bond Index Fund	485,638	363,656	330,441	1,855	(18,718)	(42,164)	457,971
Fidelity Long-Term Treasury Bond Index Fund	3,676,148	3,937,509	1,155,615	82,874	(142,638)	(1,390,694)	4,924,710
VIP Contrafund Portfolio Initial Class	8,345,650	2,591,020	1,224,944	77,703	(152,404)	(2,652,768)	6,906,554
VIP Emerging Markets Portfolio Initial Class	14,573,282	5,241,829	2,996,439	-	(410,858)	(4,295,367)	12,112,447
VIP Equity-Income Portfolio Initial Class	8,826,950	1,841,958	2,856,628	10,936	(137,210)	(1,169,149)	6,505,921
VIP Government Money Market Portfolio Initial Class 2.72%	-	589,016	-	-	-	-	589,016
VIP Growth & Income Portfolio Initial Class	10,048,982	2,488,036	2,972,005	18,880	(31,690)	(1,536,560)	7,996,763
VIP Growth Portfolio Initial Class	8,535,341	5,922,384	1,571,960	396,978	(178,448)	(2,954,742)	9,752,575
VIP High Income Portfolio Initial Class	1,455,253	417,635	1,517,158	545	(117,429)	(13,774)	224,527
VIP Investment Grade Bond II Portfolio - Initial Class	-	574,943	574,250	-	(693)	-	-
VIP Investment Grade Bond Portfolio Initial Class	924,917	578,315	1,422,175	28,906	(74,377)	(6,680)	-
VIP Mid Cap Portfolio Initial Class	2,448,058	670,160	493,692	55,318	(42,341)	(583,133)	1,999,052
VIP Overseas Portfolio Initial Class	26,106,477	10,881,864	4,108,170	198,255	(374,551)	(10,308,064)	22,197,556
VIP Value Portfolio Initial Class	6,471,684	1,449,330	2,217,427	82,378	(83,896)	(897,341)	4,722,350
VIP Value Strategies Portfolio Initial Class	3,170,293	704,496	975,718	26,342	(32,998)	(538,883)	2,327,190
	97,019,861	39,146,171	25,276,161	980,970	(1,808,909)	(26,597,385)	82,483,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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